INCOME TAXES (Operating Loss Carryforwards) (Details) $ in Millions	Dec. 31, 2016 USD ($)
U.S Federal and State
Operating loss carryforwards
Valuation allowance against the related deferred tax assets	$ 212.6
U.S Federal
Operating loss carryforwards
Net operating loss carryforwards	548.4
State
Operating loss carryforwards
Net operating loss carryforwards	379.3
Foreign | China
Operating loss carryforwards
Net operating loss carryforwards	56.5
Valuation allowance against the related deferred tax assets	8.5
Foreign | Countries other than the U.S. and China
Operating loss carryforwards
Net operating loss carryforwards	101.9
Valuation allowance against the related deferred tax assets	$ 17.4